Warrant liability (Schedule of detailed information about re-valued warrant liability with inputs, assumptions and results) (Details) - Warrants [Member]	12 Months Ended
	Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares
Share price | (per share)	$ 0.05	$ 0.08	$ 0.03	$ 0.06
Exercise price | (per share)		$ 0.05		$ 0.04
Risk free interest rate	2.39%	3.09%
Expected life (in years) of warrant		3 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Exercise price | (per share)	$ 0.05		0.04
Volatility factor (based on historical volatility)	132.00%	154.00%
Expected life (in years) of warrant	0 years
Maximum [Member]
Exercise price | (per share)	$ 0.07		$ 0.05
Volatility factor (based on historical volatility)	165.00%	156.00%
Expected life (in years) of warrant	3 years